UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8985

Citigroup Investments Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30
Date of reporting period: December 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

CITIGROUP INVESTMENT CORPORATE LOAN FUND INC.

FORM N-Q
DECEMBER 31, 2005

CITIGROUP INVESTMENT CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	SECURITY(a)(b)	VALUE(c)

SENIOR COLLATERALIZED LOANS — 100.0%
Aerospace/Defense — 1.9%
$683,611	Anteon Corp., Term Loan, 6.139% due 1/31/06	$690,306
1,374,501	CACI International Inc., Term Loan, 5.430% to 6.140% due 6/9/06	1,388,819
1,492,500	ILC Industries Inc., First Lien Term Loan, 7.027% due 3/31/06	1,514,888
563,704	Standard Aero Holdings Inc., Term Loan , 6.630% to 6.960% due 6/30/06	561,237
190,756	TransDigm Inc., Term Loan, 6.580% due 2/14/06	193,408

	Total Aerospace/Defense	4,348,658

Air Transport — 1.3%
3,000,000	Delta Air Lines Inc., Term Loan B, 11.010% due 5/8/06	3,114,999

Automotive — 1.5%
636,666	Keystone Automotive Industries Inc., Term Loan B, 6.026% to 6.497% due 6/19/06	641,242
2,481,266	Tire Rack Inc., Term Loan B, 6.640% to 6.780% due 3/31/06	2,502,977
321,482	United Components Inc., Tranche C, 6.810% due 2/10/06	325,902

	Total Automotive	3,470,121

Beverage & Tobacco — 2.4%
2,500,000	Commonwealth Brands Inc., Term Loan, 8.500% due 3/31/06	2,500,000
1,565,556	Constellation Brands Inc., Term Loan B, 5.438% to 5.750% due 3/1/06	1,584,636
1,459,091	Mafco Worldwide Corp., Term Loan B, 6.500% due 3/20/06	1,474,594

	Total Beverage & Tobacco	5,559,230

Broadcast Radio & Television — 1.6%
333,333	New Publications Inc., First Lien Term Loan, 6.550% due 2/9/06	328,055
	Nextmedia Operating:
615,385	Delayed Draw Term Loan, 6.320% due 1/6/06	620,128
1,379,615	First Lien Term Loan, 6.369% due 1/17/06	1,390,250
1,295,707	Sun Media Corp., Term Loan B, 6.243% due 1/31/06	1,302,185

	Total Broadcast Radio & Television	3,640,618

Building & Development — 8.9%
1,750,000	Capital Automotive REIT, Term Loan, 6.120% due 1/23/06	1,750,000
2,525,885	Contech Construction Products Inc., Term Loan B, 6.080% to 8.500% due 3/31/06	2,538,515
426,007	Custom Building Products Inc., Term Loan B, 6.720% to 6.777% due 3/30/06	428,936
2,974,303	General Growth Properties Inc., Term Loan B, 6.390% due 1/31/06	2,998,594
1,419,724	Landsource Communities Development LLC, Term Loan B, 6.875% due 1/13/06	1,435,253
2,812,105	Lion Gables Realty, L.P., Term Loan, 6.090% to 6.150% due 2/7/06	2,827,046
	Masonite International Corp.:
801,760	Canadian Term Loan, 6.206% to 6.527% due 3/31/06	794,702
803,125	Term Loan, 6.206% to 6.527% due 3/31/06	796,056
1,297,900	Panolam Industries International, Term Loan, 7.277% due 3/31/06	1,317,369
	Pike Electric Inc.:
362,647	Term Loan B, 6.625% due 1/6/06	367,180
412,662	Term Loan C, 6.125% due 1/13/06	417,820
2,500,000	Shea Capital I LLC, Term Loan, 6.260% due 2/2/06	2,512,500
2,500,000	South Edge LLC, Term Loan C, 6.375% due 2/2/06	2,516,668

	Total Building & Development	20,700,639

Business Equipment & Services — 4.6%
442,500	Alliance Laundry Holdings LLC, Term Loan B, 6.590% due 1/6/06	449,137
954,997	Buhrmann U.S. Inc., Term Loan D-1, 6.160% to 6.238% due 3/17/06	969,721
403,509	Coinmach Corp., Delayed Draw Term Loan, 6.875% to 8.750% due 3/31/06	403,509
443,144	Coinstar Inc., Term Loan, 6.100% due 1/9/06	447,853

See Notes to Schedule of Investments.

1

CITIGROUP INVESTMENT CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	SECURITY(a)(b)	VALUE(c)

Business Equipment & Services (continued)
$2,536,883	Fidelity National Information Solutions Inc., Term Loan B, 6.110% due 1/11/06	$2,549,991
1,735,278	Global Cash Access LLC, Term Loan, 6.470% due 1/3/06	1,760,691
499,074	MAXIM Crane Works, Term Loan, 6.875% to 9.000% due 3/31/06	506,145
460,207	N.E.W. Holdings I LLC, First Lien Term Loan, 7.063% to 7.688% due 4/13/06	466,822
2,500,000	Nasdaq Stock Market Inc., Term Loan B, 6.000% to 6.188% due 6/13/06	2,520,052
685,489	Verifone Inc., Term Loan B, 6.243% due 1/31/06	694,058

	Total Business Equipment and Services	10,767,979

Cable & Satellite Television — 3.5%
1,647,137	Bragg Communications Inc., New Term Loan B, 6.240% due 1/4/06	1,670,815
2,500,000	Century Cable Holdings LLC, Discretionary Term Loan, 9.250% due 3/31/06	2,443,360
3,920,000	Insight Midwest Holdings LLC, Term Loan C, 6.563% due 3/31/06	3,975,127

	Total Cable & Satellite Television	8,089,302

Chemicals/Plastics — 4.6%
	Basell Finance Company:
833,333	Term Loan B2, 6.906% due 2/28/06	847,787
166,667	Term Loan B4, 6.906% due 2/28/06	169,003
833,333	Term Loan C2, 6.583% due 1/31/06	847,787
166,667	Term Loan C4, 7.243% due 1/31/06	169,241
765,385	Berry Plastics Corp., Term Loan, 6.447% due 3/6/06	775,351
2,747,759	Celanese AG, Dollar Term Loan, 6.527% due 3/31/06	2,779,014
1,242,527	Hercules Inc., Term Loan B, 5.860% to 6.277% due 3/31/06	1,258,370
2,736,250	Rockwood Specialties Group Inc., Tranche E Term Loan, 5.966% due 1/31/06	2,768,956
946,549	Unifrax Corp., New Term Loan, 6.688% due 1/31/06	961,930
30,000	Westlake Chemical Corp., Term Loan B, 6.639% due 1/30/06	30,000

	Total Chemicals/Plastics	10,607,439

Clothing/Textiles — 0.7%
	National Bedding Co.:
498,750	First Lien Term Loan, 6.010% to 8.250% due 3/31/06	503,364
500,000	Second Lien Term Loan, 9.168% to 9.500% due 3/20/06	488,125
624,248	William Carter Co., Term Loan B, 5.650% to 5.811% due 2/28/06	631,531

	Total Clothing/Textiles	1,623,020

Conglomerates — 0.8%
980,866	Gentek Inc., First Lien Term Loan, 6.760% to 7.310% due 5/15/06	987,732
764,112	TriMas Corp., Term Loan B, 8.020% due 1/17/06	771,753

	Total Conglomerates	1,759,485

Containers & Glass Products — 2.9%
2,000,000	Crown Americas LLC, Term Loan B, 6.004% due 3/23/06	2,014,376
2,759,131	Graphic Packaging International Inc., Term Loan C, 6.190% to 7.163% due 6/9/06	2,796,035
1,922,581	Tupperware Corp., Term Loan, 5.980% due 3/13/06	1,925,384

	Total Containers & Glass Products	6,735,795

Drugs — 1.2%
2,565,381	Leiner Health Products Group Inc., Term Loan B, 7.700% due 3/31/06	2,598,251
206,473	NBTY Inc., Term Loan C, 6.375% due 2/22/06	207,505

	Total Drugs	2,805,756

Ecological Services & Equipment — 0.9%
1,997,443	IESI Corp., Term Loan, 6.159% to 6.370% due 2/21/06	2,024,285

See Notes to Schedule of Investments.

2

CITIGROUP INVESTMENT CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	SECURITY(a)(b)	VALUE(c)

Electronics/Electric — 1.1%
$2,000,000	Aspect Software, First Lien Term Loan, 6.563% due 3/22/06	$2,025,000
	Bridge Information Systems Inc.:
501,447	Multi-Draw Term Loan, 10.000% due 3/31/06 (d)	7,521
929,979	Term Loan B, 10.250% due 3/31/06 (d)	13,950

541,312	Fairchild Semiconductor Corp., Term Loan B-3, 6.313% due 3/30/06	545,372

	Total Electronics/Electric	2,591,843

Equipment Leasing — 0.1%
306,113	Kinetic Concepts Inc., Term Loan B-2, 6.280% due 3/31/06	309,302

Food Products — 3.1%
1,087,260	American Seafoods Group LLC, Term Loan B1, 5.840% due 1/3/06	1,102,889
2,000,000	Bolthouse Farms Inc., First Lien Term Loan, 8.750% due 3/31/06	2,032,084
223,639	Del Monte Corp., Term Loan, 5.730% due 1/27/06	226,798
661,731	Keystone Foods Holdings LLC, New Term Loan, 6.188% to 6.313% due 3/30/06	670,803
2,104,859	Michael Foods Inc., Term Loan B-1, 6.501% to 6.671% due 6/22/06	2,134,239
897,092	Reddy Ice Group Inc., Term Loan, 5.865% due 1/12/06	906,344

	Total Food Products	7,073,157

Food Service — 0.5%
812,896	Dr. Pepper Bottling Co. of Texas Inc., Term Loan B, 6.181% to 6.450% due 2/21/06	825,191
341,866	Jack In The Box Inc., Term Loan B, 5.560% to 5.910% due 3/1/06	345,498

	Total Food Service	1,170,689

Food/Drug Retailers — 1.7%
1,117,002	General Nutrition Centers Inc., Tranche B, 7.390% to 7.400% due 2/27/06	1,132,361
2,859,812	Jean Coutu Group Inc., Term Loan B, 6.500% due 1/30/06	2,890,595

	Total Food/Drug Retailers	4,022,956

Forest Products — 1.5%
746,467	Boise Cascade Corp., Term Loan D, 6.156% to 6.281% due 3/31/06	757,198
	Smurfit-Stone Container Corp.:
261,990	Deposit Funded Loan, 3.990% due 1/3/06	264,733
1,884,787	Term Loan B, 6.563% to 6.750% due 3/3/06	1,904,518
639,418	Term Loan C, 6.563% to 6.750% due 3/3/06	646,112

	Total Forest Products	3,572,561

Health Care — 11.0%
750,000	Accellent Corp., Term Loan, 6.394% due 2/27/06	758,438
429,979	Alderwoods Group Inc., Term Loan B2, 5.840% to 6.370% due 3/15/06	434,951
2,500,000	AMN Healthcare Inc., Term Loan B, 6.527% due 3/31/06	2,525,520
402,273	Colgate Medical, Ltd., Term Loan B, 6.380% due 1/30/06	406,295
3,173,464	Community Health Systems Inc., Term Loan, 6.160% due 2/28/06	3,217,430
340,394	Conmed Corp., Term Loan C, 6.620% due 1/23/06	344,649
3,354,338	Davita Inc., Term Loan B, 6.400% to 6.940% due 6/30/06	3,403,489
2,318,256	Encore Medical IHC Inc., Term Loan B, 7.340% to 7.530% due 5/9/06	2,344,336
1,544,203	Hanger Orthopedic Group Inc., Term Loan B, 8.271% due 3/28/06	1,565,436
1,496,250	Lifecare Holdings Inc., Term Loan B, 6.590% due 1/6/06	1,411,407
2,446,131	Multiplan Inc., Term Loan, 7.030% due 3/31/06	2,476,707
2,500,000	Patheon Inc., Term Loan B, 6.639% due 1/30/06	2,515,625
847,769	Rotech Healthcare Inc., Term Loan B, 7.530% due 3/31/06	854,127
1,500,000	Team Health Inc., Term Loan B, 6.880% due 2/23/06	1,514,063

See Notes to Schedule of Investments.

3

CITIGROUP INVESTMENT CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	SECURITY(a)(b)	VALUE(c)

Health Care (continued)
$1,838,370	Vicar Operating Inc., Term Loan, 5.938% due 1/31/06	$1,860,201

	Total Health Care	25,632,674

Home Furnishings — 1.2%
1,116,827	Sealy Mattress Co., Term Loan D, 6.118% to 6.160% due 3/1/06	1,130,263
	Simmons Co.:
274,076	Term Loan, 7.000% due 1/26/06	272,920
1,338,077	Tranche C, 5.750% to 8.750% due 3/31/06	1,353,339

	Total Home Furnishings	2,756,522

Hotels/Motels/Inns & Casinos — 8.0%
2,530,618	Alliance Gaming Corp., Term Loan B, 11.000% due 3/31/06	2,534,968
1,883,841	Ameristar Casinos Inc., Initial Term Loan, 5.868% due 2/21/06	1,897,970
840,124	Boyd Gaming Corp., Term Loan B, 5.700% to 6.027% due 3/31/06	850,889
2,500,000	Greektown Holdings LLC, Term Loan B, 6.860% due 1/12/06	2,528,125
268,243	Green Valley Ranch Gaming LLC, Term Loan B, 6.527% due 3/31/06	271,764
2,493,750	Isle of Capri Black Hawk LLC, Term Loan, 6.110% to 6.530% due 3/31/06	2,514,012
2,493,750	Penn National Gaming Inc, Term Loan B, 5.970% to 6.280% due 5/8/06	2,526,675
2,484,918	Pinnacle Entertainment Inc., Term Loan, 6.370% due 3/23/06	2,496,384
	Venetian Casino Resorts LLC:
512,821	Term B Delayed Draw, 5.770% due 1/3/06	516,747
2,487,179	Term B Funded, 5.770% due 1/3/06	2,506,221

	Total Hotels/Motels/Inns & Casinos	18,643,755

Industrial Equipment — 4.4%
2,502,056	Douglas Dynamics LLC, Term Loan, 6.277% due 3/30/06	2,520,822
991,532	Enersys Inc., New Term Loan, 6.071% to 8.250% due 6/23/06	1,003,337
2,410,417	Flowserve Corp., Term Loan, 6.188% to 6.500% due 6/30/06	2,442,429
444,821	Goodman Global Holdings Inc., Term Loan, 6.375% due 1/3/06	452,368
1,986,907	Norcross Safety Products LLC, Term Loan, 5.951% to 8.250% due 3/31/06	2,003,050
687,873	Penn Engineering & Manufacturing, Term Loan, 6.889% to 7.027% due 3/30/06	696,471
997,976	Thermal North America, Term Loan B, 6.280% due 3/31/06	1,008,372

	Total Industrial Equipment	10,126,849

Insurance — 1.1%
2,475,000	Hilb, Rogal & Hamilton Co., Term Loan B, 6.813% due 3/31/06	2,504,391

Leisure — 5.6%
1,496,250	Auto Europe Group LLC, First Lien Term Loan, 7.510% due 2/2/06	1,514,063
381,621	Detroit Red Wings Inc., Term Loan A, 6.777% due 3/31/06	383,529
1,990,000	Movie Gallery Inc., Term Loan B, 8.280% due 3/31/06	1,908,269
2,989,642	Regal Cinemas Inc., Term Loan, 6.527% due 3/31/06	3,026,597
1,981,241	Universal City Development Partners, L.P., Term Loan B, 6.150% to 6.530% due 3/31/06	2,007,244
516,178	Visant Corp., Term Loan C, 6.777% due 3/30/06	523,663
3,581,811	Warner Music Group Acquisition Corp., Term Loan, 6.194% to 6.590% due 5/31/06	3,624,026

	Total Leisure	12,987,391

Non-Ferrous Metals/Materials — 2.4%
500,000	Compass Minerals Group Inc., Term Loan, 5.880% to 6.020% due 3/31/06	500,000
100,607	International Coal Group LLC, Term Loan, 7.130% due 1/30/06	101,110
	Longyear Holdings Inc.:
251,796	First Lien Canadian Term Loan, 7.390% due 3/31/06	254,944
1,743,204	First Lien Term Loan, 7.530% due 3/31/06	1,764,994

See Notes to Schedule of Investments.

4

CITIGROUP INVESTMENT CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	SECURITY(a)(b)	VALUE(c)

Non-Ferrous Metals/Materials (continued)
$2,992,500	Walter Industries Inc., Term Loan B, 6.216% to 6.527% due 4/3/06	$3,034,583

	Total Non-Ferrous Metals/Materials	5,655,631

Oil & Gas — 3.5%
1,125,000	Alon USA Inc., Term Loan, 10.870% due 1/19/06	1,153,125
501,458	Dresser Inc., Term Loan C, 6.890% due 1/31/06	508,980
584,015	Hawkeye Renewables LLC, Term Loan, 6.925% due 2/24/06	581,095
357,667	Lyondell-Citgo Refining, L.P., Term Loan, 6.527% due 3/31/06	361,244
1,523,122	Regency Gas Services LLC, Tranche B Term Loan, 6.780% due 3/31/06	1,540,257
886,581	Semcrude, L.P., Term Loan, 6.619% to 6.741% due 3/15/06	897,941
	Targa Resources:
1,043,478	Bridge Term Loan, 6.830% due 5/31/06	1,047,391
378,682	Synthetic Letter of Credit, 4.402% due 3/31/06	382,113
1,573,896	Term Loan B, 6.590% to 6.777% due 3/31/06	1,588,160

	Total Oil & Gas	8,060,306

Publishing — 3.5%
	American Media Operation Inc.:
568,104	Term Loan C, 6.813% due 1/3/06	572,128
908,433	Term Loan C1, 6.813% due 1/3/06	914,867
1,779,022	Dex Media East LLC, Term Loan B, 5.860% to 6.280% due 3/10/06	1,793,366
2,740,667	Dex Media West LLC, Term Loan B, 5.870% to 6.280% due 3/31/06	2,758,887
2,000,000	R.H. Donnelley Inc., Term Loan D-1, 5.950% to 6.000% due 3/20/06	2,000,000

	Total Publishing	8,039,248

Rail Industries — 0.6%
	RailAmerica Inc.:
118,990	Canadian Term Loan, 6.688% due 2/24/06	120,898
1,255,239	Term Loan, 6.688% due 2/24/06	1,275,376

	Total Rail Industries	1,396,274

Retailers — 2.0%
419,316	Alimentation Couche-Tard Inc., Term Loan, 6.188% due 1/30/06	424,557
3,000,000	Neiman-Marcus Group Inc., Term Loan, 6.947% due 3/6/06	3,027,549
1,161,305	TravelCenters of America Inc., Term Loan B, 6.160% to 6.440% due 6/30/06	1,174,370

	Total Retailers	4,626,476

Steel — 2.1%
898,271	Techs, Term Loan, 7.390% due 1/31/06	899,394
	Tube City IMS Corporation:
875,000	Second Lien Term Loan, 10.530% due 3/31/06	888,125
3,070,554	Tranche C First Lien Term Loan, 7.280% due 3/31/06	3,101,260

	Total Steel	4,888,779

Surface Transport — 0.9%
2,092,968	Transport Industries, L.P., Term Loan B, 6.563% due 1/5/06	2,104,742

Telecommunications/Cellular Communications — 6.0%
	Alaska Communications Systems Inc.:
90,000	Incremental Term Loan, 6.527% due 3/31/06	91,013
1,125,000	Term Loan, 6.527% due 3/31/06	1,137,656
1,000,000	Block Communications Inc., Term Loan, 6.780% due 3/31/06	1,000,000
1,915,833	Centennial Cellular Operating Co., New Term Loan, 6.450% to 6.830% due 5/31/06	1,941,427
1,496,250	Cincinnati Bell Inc., Term Loan, 5.890% to 5.900% due 2/7/06	1,505,602
3,000,000	FairPoint Communications Inc., Additional Replacement Term Loan, 6.313% due 3/31/06	3,012,375

See Notes to Schedule of Investments.

5

CITIGROUP INVESTMENT CORPORATE LOAN FUND INC.

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	SECURITY(a)(b)	VALUE(c)

Telecommunications/Cellular Communications (continued)
$1,023,332	Hawaiian Telcom Communications Inc., Term Loan B, 6.780% due 3/31/06	$1,030,367
1,500,000	Iowa Telecommunications Services Inc., New Term Loan B, 6.280% to 6.400% due 6/12/06	1,515,703
750,000	Madison River Capital, LLC, Term Loan B, 6.590% due 1/6/06	761,485
1,220,000	Qwest Corp., Term Loan A, 9.020% due 1/17/06	1,250,347
500,000	Time Warner Telecom Holdings Inc., Term Loan B, 6.920% to 7.110% due 5/31/06	508,958
241,667	VALOR Telecom, Tranche B Replacement Term Loan, 5.811% to 6.277% due 3/31/06	242,932

	Total Telecommunications/Cellular Communications	13,997,865

Utilities — 2.9%
217,392	Calpine Generating Co. LLC, First Priority Term Loan, 8.041% due 1/3/06	226,088
997,500	LSP-Kendall Energy LLC, Term Loan, 6.527% due 3/31/06	994,590
	NRG Energy Inc.:
820,313	L/C Facility, 3.920% due 1/3/06	823,731
1,044,141	Term Loan B, 5.895% due 1/3/06	1,048,491
3,636,926	Reliant Energy Resources Corp., Term Loan, 6.089% to 6.915% due 5/15/06	3,632,380

	Total Utilities	6,725,280

	TOTAL INVESTMENTS — 100.0% (Cost — $231,625,312#)	$232,134,017

(a)	Interest rates represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	The maturity date represents the latest maturity date.

(c)	Market value is determined using current market prices which are supplied weekly by an independent third party pricing service.

(d)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

6

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citigroup Investments Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Collateralized senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason & Co. LLC, the Fund’s investment adviser, with the assistance of Citigroup Alternative Investments LLC (“CAI”), an indirect wholly-owned subsidiary of Citigroup Inc. and the Fund’s subadviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. SBFM may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,226,656
Gross unrealized depreciation	(1,717,951)

Net unrealized appreciation	$508,705

7

ITEM 2.		CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citigroup Investments Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: February 28, 2006

By	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date: February 28, 2006